11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income taxes
A reconciliation of income taxes at the U.S. Federal statutory rate to the benefit for income taxes is as follows:	Year ended December 31,
	2011	2012
Benefit at US federal statutory rate	$(2,116,237)	$(2,692,436)
State taxes - deferred	(373,454)	(395,946)
Beneficial conversion feature	189,182	-
Increase in valuation allowance, inclusive of true-ups	2,397,522	3,088,382
Research and development credits	(97,013)	-
Sale of state net operating loss	(320,765)	(617,615)
Benefit for income taxes	$(320,765)	$(617,615)

A summary of our deferred tax assets is as follows:
Deferred tax assets:
Federal and state net operating loss carryforwards	$10,267,000	$11,602,301
Federal and state research credits	1,890,966	1,938,664
Total gross deferred tax assets	12,157,966	13,540,965
Less: valuation allowance for deferred tax assets	(12,157,966)	(13,540,965)
Net deferred tax assets	$-	$-